UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895 Tampa, Florida	33602
(Address of principal executive offices)	(Zip code)

Gator Capital Management, LLC 100 South Ashley Drive, Suite 895 Tampa, Florida 33602
(Name and address of agent for service)

Registrant's telephone number, including area code:	813-282-7870

Date of fiscal year end:	4/30

Date of reporting period:	1/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS — LONG — 89.51%	Shares	Fair Value
Asset Management & Custody Banks — 13.62%
Ameriprise Financial, Inc.	2,500	$316,500
Ares Management Corporation	12,210	254,701
Blackstone Group LP (The)	15,900	535,829
BrightSphere Investment Group plc	26,000	321,620
Federated Investors, Inc., Class B	16,000	418,080
Invesco Ltd.	2,800	51,016
KKR & Company, Inc., Class A	23,000	516,350
Legg Mason, Inc.	18,000	536,399
Victory Capital Holdings, Inc.(a)	23,300	253,970
Waddell & Reed Financial, Inc., Class A	9,000	154,080
		3,358,545
Automobile Manufacturers — 1.19%
General Motors Company	7,500	292,650

Automotive Retail — 2.62%
Carvana Company(a)	3,900	144,885
Group 1 Automotive, Inc.	5,200	317,356
Sonic Automotive, Inc., Class A	12,000	183,600
		645,841
Broadcasting — 1.01%
Entercom Communications Corporation, Class A	34,000	249,220

Casinos & Gaming — 7.24%
Caesars Entertainment Corporation(a)	55,500	507,270
Las Vegas Sands Corporation	6,000	350,160
Melco Resorts & Entertainment Ltd. - ADR	24,000	517,920
MGM Resorts International	14,000	412,160
		1,787,510
Communications Equipment — 0.21%
Juniper Networks, Inc.	2,000	51,880

Consumer Finance — 9.60%
Ally Financial, Inc.	15,000	390,900
Capital One Financial Corporation	4,700	378,773
Navient Corporation	18,000	205,200
OneMain Holdings, Inc.(a)	17,000	508,130
SLM Corporation(a)	38,000	406,980
Synchrony Financial	16,000	480,640
		2,370,623

CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — LONG — 89.51% - continued	Shares	Fair Value
Diversified Banks — 5.14%
Barclays PLC, Sponsored ADR	59,000	$493,240
JPMorgan Chase & Company	3,800	393,300
Wells Fargo & Company	7,800	381,498
		1,268,038
Diversified Capital Markets — 3.34%
Credit Suisse Group AG - ADR	24,000	290,640
Deutsche Bank AG	30,000	266,400
UBS Group AG	20,729	268,648
		825,688
Fertilizers & Agricultural Chemicals — 0.47%
Nutrien Ltd.	2,250	116,595

Homebuilding — 2.31%
Lennar Corporation, Class A	12,000	569,040

Hotels Resorts & Cruise Lines — 1.66%
BBX Capital Corporation	66,595	410,891

Internet Software & Services — 2.14%
IAC/InterActiveCorp(a)	2,500	528,200

Investment Banking & Brokerage — 5.64%
Charles Schwab Corporation (The)	9,750	456,008
Cowen, Inc., Class A(a)	3,100	50,127
E*TRADE Financial Corporation	9,000	419,940
Interactive Brokers Group, Inc., Class A	600	30,240
Stifel Financial Corporation	7,000	335,090
TD Ameritrade Holding Corporation	1,800	100,710
		1,392,115
Life & Health Insurance — 1.04%
Lincoln National Corporation	4,400	257,356

Multi-Sector Holdings — 3.10%
Berkshire Hathaway, Inc., Class B(a)	1,900	390,526
Jefferies Financial Group, Inc.	18,000	374,580
		765,106
Office Services & Supplies — 0.74%
Knoll, Inc.	9,000	181,440

CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — LONG — 89.51% - continued	Shares	Fair Value
Oil & Gas Storage & Transportation — 2.88%
EnLink Midstream, LLC	23,000	$250,240
SemGroup Corporation, Class A	20,000	320,400
Teekay Corporation	40,000	140,400
		711,040
Other Diversified Financial Services — 1.55%
Voya Financial, Inc.	8,250	383,048

Packaged Foods & Meats — 1.14%
B&G Foods, Inc.	5,250	139,965
Dean Foods Company	34,000	141,780
		281,745
Property & Casualty Insurance — 2.18%
Ambac Financial Group, Inc.(a)	28,500	539,220

Real Estate Services — 2.46%
CBRE Group, Inc., Class A(a)	2,250	102,938
Cushman & Wakefield plc(a)	1,500	25,860
Realogy Holdings Corporation	27,000	479,250
		608,048
Regional Banks — 12.88%
Banc of California, Inc.	21,000	306,180
BankUnited, Inc.	16,000	540,960
CIT Group, Inc.	6,000	277,140
Citizens Financial Group, Inc.	15,000	508,800
ConnectOne Bancorp, Inc.	17,000	340,000
FNB Corporation	20,000	233,000
Sterling Bancorp	24,000	461,760
SunTrust Banks, Inc.	8,600	511,012
		3,178,852
Specialized Consumer Services — 0.10%
H&R Block, Inc.	1,000	23,590

Specialty Chemicals — 1.45%
Axalta Coating Systems Ltd.(a)	14,000	358,680

CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

COMMON STOCKS — LONG — 89.51% - continued	Shares	Fair Value
Steel — 0.82%
SunCoke Energy, Inc.(a)	18,000	$202,320

Systems Software — 1.18%
BlackBerry Ltd.(a)	36,000	290,520

Technology Hardware Storage & Peripherals — 0.47%
Hewlett Packard Enterprise Company	7,500	116,925

Thrifts & Mortgage Finance — 1.33%
MGIC Investment Corporation(a)	18,000	224,640
Radian Group, Inc.	5,440	104,666
		329,306

Total Common Stocks — Long— (Cost $22,720,069)		22,094,032

PREFERRED STOCKS — LONG — 0.24%

Financials — 0.24%
Federal National Mortgage Association, 7.63%	7,441	59,528

Total Preferred Stocks — Long— (Cost $46,995)		59,528

WARRANTS — LONG — 1.14%

Zions Bancorp NA, Expires 05/22/20, Strike Price $35	1,100	16,742
American International Group, Inc., Expires 01/19/21, Strike Price $44	37,500	265,500

Total Warrants — Long— (Cost $551,855)		282,242

MONEY MARKET FUNDS - 5.93%

First American Treasury Obligations Fund - Class X, 2.29%(b)	1,463,757	1,463,757

Total Money Market Funds (Cost $1,463,757)		1,463,757

Total Investments — 96.82% (Cost $24,782,676)		23,899,559

CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2019 (Unaudited)

Other Assets in Excess of Liabilities — 3.18%	$785,087
NET ASSETS — 100.00%	$24,684,646

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2019 (Unaudited)

COMMON STOCKS — SHORT — (17.43)%	Shares	Fair Value
Asset Management & Custody Banks — (1.34)%
Hamilton Lane, Inc., Class A	(9,090)	$(329,694)

Automobile Manufacturers — (1.62)%
Tesla, Inc.(a)	(1,300)	(399,126)

Biotechnology — (1.74)%
China Biologic Products Holdings, Inc.(a)	(5,300)	(430,307)

Electronic Manufacturing Services — (1.61)%
Celestica, Inc.(a)	(40,000)	(397,200)

Environmental & Facilities Services — (1.05)%
Stericycle, Inc.(a)	(5,900)	(260,072)

Health Care Distributors — (1.03)%
Patterson Companies, Inc.	(11,400)	(254,106)

Personal Products — (1.02)%
Edgewell Personal Care Company(a)	(6,400)	(252,480)

Regional Banks — (4.69)%
Columbia Banking System, Inc.	(750)	(27,563)
First Republic Bank	(2,800)	(270,564)
Fulton Financial Corporation	(22,400)	(359,520)
Heritage Financial Corporation	(7,000)	(216,860)
UMB Financial Corporation	(4,400)	(283,184)
		(1,157,691)
Restaurants — (1.40)%
Restaurant Brands International, Inc.	(5,500)	(344,575)

Thrifts & Mortgage Finance — (1.93)%
Meridian Bancorp, Inc.	(23,300)	(368,955)
Northfield Bancorp, Inc.	(1,505)	(21,537)
Territorial Bancorp, Inc.	(3,100)	(85,498)
		(475,990)

Total Common Stocks - Short (Proceeds Received $4,676,055)		(4,301,241)

CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT - continued
January 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS — SHORT — (7.56)%	Shares	Fair Value
Direxion Daily FTSE China Bear 3X Shares	(3,705)	$(180,359)
Direxion Daily FTSE China Bull 3X Shares	(7,975)	(183,585)
Direxion Daily Gold Miners Bear 3X Shares	(15,000)	(271,500)
Direxion Daily Gold Miners Bull 3X Shares	(13,575)	(289,691)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	(7,361)	(276,700)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(23,063)	(267,992)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	(24,900)	(270,414)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3x Shares	(10,872)	(124,919)

Total Exchange-Traded Funds - Short (Proceeds Received $2,380,534)		(1,865,160)

EXCHANGE-TRADED NOTES — SHORT — (4.90)%

VelocityShares 3x Inverse Crude Oil ETN	(30,261)	(281,730)
VelocityShares 3x Inverse Natural Gas ETN	(1,000)	(92,380)
VelocityShares 3x Inverse Silver ETN	(12,290)	(309,708)
VelocityShares 3x Long Crude Oil ETN	(5,410)	(75,307)
VelocityShares 3x Long Natural Gas ETN	(3,000)	(111,960)
VelocityShares 3x Long Silver ETN	(4,170)	(339,563)

Total Exchange-Traded Notes - Short (Proceeds Received $1,281,866)		(1,210,648)

TOTAL SECURITIES SOLD SHORT - (29.89)% (Proceeds Received $8,739,672)		(7,377,049)

(a)	Non-income producing security.

The sub-industries shown on the schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of January 31, 2019, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$648,355
Unrealized depreciation	(2,160,588)
Net unrealized depreciation	(1,512,233)

Aggregate cost of securities for federal income tax purposes	$18,034,743

Caldwell & Orkin – Gator Capital Long/Short Fund

Related Notes to Schedule of Investments

January 31, 2019 (Unaudited)

The Caldwell & Orkin – Gator Capital Long/Short Fund (the “Fund”), formerly the Caldwell & Orkin Market Opportunity Fund, is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (the “Company”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. Gator Capital Management, LLC (the “Adviser”), the Fund’s investment adviser, uses a fundamental-driven, multi-dimensional investment process focusing on active allocation, security selection and surveillance to achieve the Fund’s investment objective.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Related Investment Income

The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex- dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

Caldwell & Orkin – Gator Capital Long/Short Fund

Related Notes to Schedule of Investments

January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments and other financial instruments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$22,094,032	$-	$-	$22,094,032
Preferred Stocks	59,528	-	-	59,528
Warrants	282,242	-	-	282,242
Money Market Funds	1,463,757	-	-	1,463,757
Total	$23,899,559	$-	$-	$23,899,559

Liabilities
Securities Sold Short
Common Stocks	$(4,301,241)	$-	$-	$(4,301,241)
Exchange-Traded Funds	(1,865,160)	-	-	(1,865,160)
Exchange-Traded Notes	(1,210,648)	-	-	(1,210,648)
Total	$(7,377,049)	$-	$-	$(7,377,049)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2019, the Fund had approximately 29.89% of its total net assets in short positions.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Caldwell & Orkin Funds, Inc.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	3/18/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	3/18/19

By	/s/ Erik Anderson
Erik Anderson, Treasurer and Principal Financial Officer

Date	3/18/19